related party transactions (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) EquityInstruments	Dec. 31, 2023 CAD ($) EquityInstruments
Transactions with key management personnel
Amount of share-based compensation awards accounted for as liabilities	$ 0	$ 0
Transactions with defined benefit pension plans
Charges for management and administrative services to our defined benefit pension plans	11,000,000	10,000,000
Transactions with real estate joint venture and associate
Lease liabilities	2,882,000,000	2,614,000,000
Gain on contributions of real estate to joint ventures	110,000,000	35,000,000
Impairment reversal	23,000,000	0
Key management personnel
Transactions with key management personnel
Short-term benefits	17,000,000	20,000,000
Post-employment pension and other benefits	10,000,000	12,000,000
Share-based compensation	43,000,000	39,000,000
Total	70,000,000	71,000,000
Notional value Awarded in period	47,000,000	44,000,000
Grant-date fair value Awarded in period	$ 53,000,000	$ 46,000,000
Annual cash bonus as a percentage of base salary upon termination without cause	50.00%
Minimum | Key management personnel
Transactions with key management personnel
Number of months base salary considered for severance payments	18 months
TELUS Garden | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments		1,237,272
Principal face amount: Originally issued		$ 34,000,000
Grant date Awarded in period		36,000,000
TELUS Garden | Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments	1,465,459
Notional value Awarded in period	$ 35,000,000
Grant-date fair value Awarded in period	41,000,000
TELUS Sky
Transactions with real estate joint venture and associate
Lease liabilities	157,000,000	$ 84,000,000
Gain on contributions of real estate to joint ventures	30,000,000
Impairment reversal	23,000,000
TELUS Sky | Real estate
Transactions with real estate joint venture and associate
Reversal of real estate rationalization	$ 37,000,000
Telus International (Cda) Inc. | Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments	1,054,899	353,789
Notional value Awarded in period	$ 12,000,000	$ 10,000,000
Grant-date fair value Awarded in period	$ 12,000,000	$ 10,000,000